Consolidated Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Consolidated Statement of Cash Flows [Abstract]
Income tax payments	$ 34	$ 35
Total interest payments	3,792	4,522
Non-cash transfers to other real estate owned	$ 593	$ 770